As filed with the Securities and Exchange Commission on November 16, 2009
===============================================================================

                                          1933 Act Registration No. 333-143964
                                           1940 Act Registration No. 811-21944


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]
Pre-Effective Amendment No. __                                            [ ]
Post-Effective Amendment No. 25                                           [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]
Amendment No. 28                                                          [X]

                       FIRST TRUST EXCHANGE-TRADED FUND II
               (Exact name of registrant as specified in charter)

                             120 East Liberty Drive
                             Wheaton, Illinois 60187
               (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                        W. Scott Jardine, Esq., Secretary
                       First Trust Exchange-Traded Fund II
                            First Trust Advisors L.P.
                             120 East Liberty Drive
                             Wheaton, Illinois 60187
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                             Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 25

        This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

        The Facing Sheet

        Part A - Prospectus for First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund

        Part B - Statement of Additional Information for First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund

        Part C - Other Information

        Signatures

        Index to Exhibits

        Exhibits

                                                   FIRST TRUST
[LOGO OMITTED]      FIRST TRUST                    EXCHANGE-TRADED FUND II
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       First Trust NASDAQ(R) Clean Edge(R) Smart Grid
       Infrastructure Index Fund

       Ticker Symbol:         GRID
       Exchange:              The NASDAQ(R) Stock Market


       First Trust Exchange-Traded Fund II (the "Trust") is a registered management investment company that consists of separate exchange-traded funds. First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") is a series of the Trust that is offering its shares (the "Shares") through this Prospectus. First Trust Advisors L.P. ("First Trust") is the investment advisor to the Fund.


       The Shares are listed on The NASDAQ(R) Stock Market ("NASDAQ(R)"), subject to notice of issuance. Market prices may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks each consisting of 50,000 Shares (each block of Shares issued and redeemed, called a "Creation Unit" and collectively, the "Creation Units"). The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund.


       EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUND.

       THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE



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  November 16, 2009
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Front Cover

                               TABLE OF CONTENTS


Summary Information                                             1
Fund Investment Strategies                                      5
Additional Risks of Investing in the Fund                       5
Fund Organization                                               7
Management of the Fund                                          7
How to Buy and Sell Shares                                      8
Dividends, Distributions and Taxes                             10
Federal Tax Matters                                            10
Distribution Plan                                              12
Net Asset Value                                                12
Fund Service Providers                                         14
Index Provider                                                 14
Disclaimers                                                    14
Index Information                                              15
Premium/Discount Information                                   18
Other Information                                              19

                               SUMMARY INFORMATION

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charges (Loads) Imposed on Purchases (as a percentage of the offering price)        None
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                             0.40%
      Distribution and Service (12b-1) Fees                                                       0.00%
      Other Expenses(1)                                                                           0.34%
                                                                                                --------
      Total Annual Fund Operating Expenses                                                        0.74%
      Fee Waivers and Expense Reimbursement(2)                                                    0.04%
                                                                                                --------
      Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement             0.70%

      EXAMPLE

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.


      The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain at current levels until November 9, 2011. Following such date, the example assumes that the Fund imposes a 12b-1 fee of up to 0.25% per annum of the Fund's average daily net assets. Additionally, the example assumes that following such date First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS
                                $72        $256

---------------------
 (1) The "Other Expenses" listed in the table are estimates based on the expenses the Fund expects to incur for the current fiscal year.
 (2) First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year, at least until November 9, 2011. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of average daily net assets per year. This agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after November 9, 2011 upon 60 days written notice.




      PORTFOLIO TURNOVER

      The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.



PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively "Depositary Receipts") representing securities in the Index.


The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.


The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector.

Each March and September, Clean Edge, Inc. ("Clean Edge") provides NASDAQ OMX Group, Inc. ("NASDAQ OMX") with a list of companies to be included in the Index. In order to be eligible for inclusion in the Index, the issuer of the security must be classified by Clean Edge as a smart grid, electric infrastructure and/or other grid-related activities company. Clean Edge then screens the companies identified as such using the eligibility criteria set forth below under "Index Information." The list of remaining companies is provided to NASDAQ OMX which then compiles the Index. NASDAQ OMX determines the respective market-capitalization weighting of each of the securities included in the Index (the "Index Securities") and balances the Index accordingly each March, June, September and December. As of November 9, 2009, there were 29 securities that comprised the Index.

Clean Edge, founded in 2000, is the world's first research and publishing firm devoted to the clean-tech sector. The company, via its publications, events, and online services, helps companies, investors, and governments understand and profit from clean technologies. NASDAQ OMX is the world's largest exchange company with trading, technology and public company service capability spanning six continents.


PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.


NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.


REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the Fund will be concentrated in smart grid companies. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

SMART GRID RISK. The Fund will be concentrated in smart grid companies. Smart grid companies can be negatively affected by high costs of research and development, high capital requirements for implementation, uncertain government regulations and input, limited ability of industrial and utility companies to quickly transform their businesses in order to implement new technologies and uncertainty of the ability of new products to penetrate established industries. Smart grid companies are often reliant upon contracts with government and commercial customers which may expire from time to time. Such companies are also affected by the general business conditions within the industrial, utility, information technology and telecommunications sectors and the overall global economy.


NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.


CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.


ANNUAL TOTAL RETURN
The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.ftportfolios.com.

MANAGEMENT

      INVESTMENT ADVISOR
      First Trust Advisors L.P. ("First Trust")


      PORTFOLIO MANAGERS
      There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of a committee consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust and First Trust Portfolios L.P. ("FTP"); Robert F. Carey, Chief Investment Officer and Senior Vice President of First Trust and FTP; Jon C. Erickson, Senior Vice President of First Trust and FTP; David G. McGarel, Senior Vice President of First Trust and FTP; Roger F. Testin, Senior Vice President of First Trust and FTP; and Stan Ueland, Vice President of First Trust and FTP. Each investment committee member has served as a part of the portfolio management team of the Fund since inception.



PURCHASE AND SALE OF FUND SHARES
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Individual Shares may only be purchased and sold on NASDAQ(R) through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES


If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and FTP may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

                           FUND INVESTMENT STRATEGIES


The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in Depositary Receipts representing securities in the Index. The Fund's investment objective, the 90% investment strategy, and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. As non- fundamental policies, the Fund's investment objective, the 90% investment strategy and each of the policies described herein require 60 days' prior written notice to shareholders before they can be changed. Certain fundamental policies of the Fund are set forth in the Statement of Additional Information ("SAI") under "Investment Objective and Policies."


In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Index, or Depositary Receipts representing securities in the Index, in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index. There may also be instances in which First Trust may choose to overweight certain stocks in the Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

DISCLOSURE OF PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is included in the Fund's SAI and on the Fund's website at www.ftportfolios.com.


                    ADDITIONAL RISKS OF INVESTING IN THE FUND


Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following risks in addition to the Principal Risks set forth above on page 2 of this prospectus:

INDUSTRIALS SECTOR RISK. The Fund invests in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations, e-commerce initiatives and liability for environmental damages or product liability claims.


ISSUER SPECIFIC CHANGES RISK. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

CONCENTRATION RISK. The Fund will be concentrated in the securities of a given industry if the Index is concentrated in such industry. A concentration makes the Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater market risk than less concentrated funds.


PASSIVE INVESTMENT RISK. The Fund is not actively managed. The Fund invests in securities included in or representative of its Index regardless of their investment merit. The Fund generally will not attempt to take defensive positions in declining markets.

SMALLER COMPANY RISK. The Fund may invest in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.


INTELLECTUAL PROPERTY RISK. The Fund relies on a license with NASDAQ OMX and Clean Edge (collectively, NASDAQ OMX and Clean Edge are referred to as the "Index Provider") that permits the Fund to use the Index and associated trade names, trademarks and service marks (the "Intellectual Property") in connection with the name and investment strategies of the Fund. Such license may be terminated by the Index Provider and, as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First Trust for use by the Fund. Accordingly in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund.

TRADING ISSUES
Although the Fund lists and trades its Shares on NASDAQ(R), there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trading on NASDAQ(R) may be halted due to market conditions or for reasons that, in the view of NASDAQ(R), make trading in Shares inadvisable. In addition, trading in Shares on NASDAQ(R) is subject to trading halts caused by extraordinary market volatility pursuant to NASDAQ(R) "circuit breaker" rules. There can be no assurance that the requirements of NASDAQ(R) necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. If the Fund is relatively small, it is more likely to have difficulty maintaining its listing on NASDAQ(R).


FLUCTUATION OF NET ASSET VALUE
The NAV of Shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on NASDAQ(R). First Trust cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), First Trust believes that large discounts or premiums to the NAV of Shares should not be sustained.

INFLATION
Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.


                                FUND ORGANIZATION

The Fund is a series of the Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board is responsible for its overall management and direction. The Board elects the Trust's officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.


                             MANAGEMENT OF THE FUND

First Trust Advisors L.P. ("First Trust"), 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Fund. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the portfolio. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board.


First Trust serves as advisor or sub-adviser for 21 mutual fund portfolios, three exchange-traded funds consisting of 40 series (including the Fund) and 13 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), 120 East Liberty Drive, Wheaton, Illinois 60187. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Shares of the Fund.

There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of the Fund's investment committee (the "Investment Committee"). The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel, Roger F. Testin and Stan Ueland. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of the Fund's investment strategies. Mr. Lindquist joined First Trust as a Vice President in April 2004 and has been a Senior Vice President of First Trust and FTP since September 2005. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the other members of the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Mr. Testin is a Senior Vice President of First Trust and FTP. Mr. Testin is the head of First Trust's Portfolio Management Group. Mr. Ueland has been a Vice President of First Trust and FTP since August 2005. At First Trust, he plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust. Before joining First

Trust, Mr. Ueland was a Vice President at BondWave LLC from May 2004 through August 2005. For additional information concerning First Trust, including a description of the services provided to the Fund, see the Fund's SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of Shares of the Fund.

First Trust receives an annual management fee from the Fund equal to 0.40% of the Fund's average daily net assets. A discussion regarding the approval of the Investment Management Agreement will be available in the Fund's Semi-Annual Report to Shareholders for the period ending March 31, 2010.

The Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions, sublicensing fees related to the Index, other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average daily net assets per year, at least until November 9, 2011. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of average daily net assets per year.



                           HOW TO BUY AND SELL SHARES

Most investors will buy and sell Shares of the Fund at market prices in secondary market transactions through brokers. Shares of the Fund are listed for trading on the secondary market on NASDAQ.(R) Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-Share price differential. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

For purposes of the 1940 Act, the Fund is treated as a registered investment company, and the acquisition of Shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Fund, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into agreements with the Fund regarding the terms of any investment.

BOOK ENTRY
Shares are held in book-entry form, which means that no Share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of

Shares, you are not entitled to receive physical delivery of Share certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

SHARE TRADING PRICES
The trading prices of Shares of the Fund on NASDAQ(R) may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.


Information regarding the intra-day value of the Shares of the Fund, also referred to as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout the Fund's trading day by the national securities exchange on which the Shares are listed or by market data vendors or other information providers. The IOPV should not be viewed as a "real-time" update of the NAV per Share of the Fund because the IOPV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange shall be updated, using the last sale price, every 15 seconds throughout the trading day, provided, that upon the closing of such non-U.S. exchange, the closing price of the security, after being converted to U.S. dollars, will be used. Furthermore, in calculating the IOPV of the Fund's Shares, exchange rates may be used throughout the day (9:00 a.m. to 4:15 p.m., Eastern Time) that may differ from those used by First Trust to calculate the NAV per Share of the Fund and consequently may result in differences between the NAV and the IOPV. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV of Shares of the Fund and the Fund does not make any warranty as to its accuracy.


FREQUENT PURCHASES AND REDEMPTIONS OF THE FUND'S SHARES
The Fund imposes no restrictions on the frequency of purchases and redemptions ("market timing"). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Fund's shareholders. The Board considered that, unlike traditional mutual funds, the Fund issues and redeems its Shares at NAV per Share generally for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and the Shares may be purchased and sold on NASDAQ(R) at prevailing market prices. The Board noted that the Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements ("APs") and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in the Fund's trading costs and the realization of capital gains. With respect to trades directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. The Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund's trading costs increase in those circumstances. Given this structure, the Board determined that
(a) it is unlikely that market timing would be attempted by the Fund's shareholders and (b) any attempts to market time the Fund by shareholders would not be expected to negatively impact the Fund or its shareholders.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid semi-annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Such Shares will generally be reinvested by the broker based upon the market price of those Shares and investors may be subject to customary brokerage commissions charged by the broker.


                               FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker- dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

FUND STATUS
The Fund intends to qualify as a "regulated investment company" under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

DISTRIBUTIONS
The Fund's distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

DIVIDENDS RECEIVED DEDUCTION
A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be designated by the Fund as being eligible for the dividends received deduction.

CAPITAL GAINS AND LOSSES AND CERTAIN ORDINARY INCOME DIVIDENDS
If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

SALE OF SHARES
If you sell, or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

DEDUCTIBILITY OF FUND EXPENSES
Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

NON-U.S. TAX CREDIT
Because the Fund invests in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

NON-U.S. INVESTORS
If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will be characterized as dividends for federal income tax purposes (other than dividends which the Fund designates as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly designated by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of the Fund beginning prior to 2010, distributions from the Fund that are properly designated by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that the Fund makes certain elections and certain other conditions are met.


                                DISTRIBUTION PLAN

FTP serves as the distributor of Creation Units for the Fund on an agency basis. FTP does not maintain a secondary market in Shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.


Pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before November 9, 2011. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.



                                 NET ASSET VALUE

The Fund's NAV is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange is open for business. NAV is calculated for the Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board or its delegate.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Portfolio securities listed on any exchange other than NASDAQ(R) and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ(R) or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ(R) or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on NASDAQ(R) and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange and fair value pricing may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities. See the Fund's SAI for details.

Valuing the Fund's securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Index.

Because foreign securities exchanges may be open on different days than the days during which an investor may purchase or sell Shares of the Fund, the value of the Fund's securities may change on days when investors are not able to purchase or sell Shares of the Fund.

The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rates in effect at the time of valuation. Any use of a different rate from the rates used by the Index may adversely affect the Fund's ability to track the Index.

                             FUND SERVICE PROVIDERS

The Bank of New York Mellon Corporation is the administrator, custodian and fund accounting and transfer agent for the Fund. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Fund.

The Trust, on behalf of the Fund, has entered into an agreement with PNC Global Investment Servicing (U.S.) Inc. ("PNC"), 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PNC provides certain administrative services to the Trust in connection with the Board's meetings and other related matters.


                                 INDEX PROVIDER

The Index that the Fund seeks to track is compiled by the Index Provider. The Index Provider is not affiliated with the Fund or First Trust. The Fund is entitled to use the Index pursuant to a sublicensing arrangement with First Trust, which in turn has a licensing agreement with the Index Provider. The Index Provider or its agent also serves as calculation agent for the Index (the "Index Calculation Agent"). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Index, including calculating the value of the Index every 15 seconds, widely disseminating the Index values every 15 seconds and tracking corporate actions resulting in Index adjustments.


                                   DISCLAIMERS

First Trust does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.


The Fund is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), Clean Edge, Inc. ("Clean Edge") or their affiliates (NASDAQ OMX and Clean Edge, collectively with their affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) to track general stock market or sector performance. The Corporations' only relationship to First Trust Advisors L.P. ("Licensee") is in the licensing of: (a) certain intellectual property, including the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM), and certain trade names, trademarks or service marks of the Corporations; and (b) the use of the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM), which is determined and composed by the Corporations without regard to Licensee or the Fund, as a benchmark or a component of a pricing or settlement mechanism for the Fund. The Corporations neither recommend nor endorse any investment in the Index or any Fund based thereon. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund. Neither the Index nor the Fund should be construed as investment advice by the Corporations.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ OMX(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX(SM) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY LICENSEE OR THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ OMX(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX(SM) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ OMX(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



                                INDEX INFORMATION

INDEX DESCRIPTION

The NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by smart grid infrastructure companies.


INDEX CALCULATION

The NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) is a modified market-capitalization weighted index. The value of the Index equals the aggregate value of the Index share weights (the "Index Shares") of each of the Index Securities multiplied by each such security's Last Sale Price(1), and divided by the divisor of the Index. The divisor serves the purpose of scaling such aggregate value to a lower order of magnitude which is more desirable for reporting purposes. The Index began on September 22, 2009 at a base value of 250.00.


The formula for index value is as follows:

     o  Aggregate Adjusted Market Value/Divisor

---------------------
(1) For purposes of this document, Last Sale Price refers to the following:
      For a security listed on NASDAQ(R), it is the last sale price on NASDAQ(R), which normally would be the Nasdaq Official Closing Price
      (NOCP) when NASDAQ(R) is closed. For any other security, it is the last regular way trade reported on such security's primary listing market. If a security does not trade on its primary listing market on a given day or the primary listing market has not yet opened for trading, the most recent last sale price from the primary listing market (adjusted for corporate actions, if any) is used.

The formula for the divisor is as follows:

     o (Market Value after Adjustments/Market Value before Adjustments) X Divisor before Adjustments


Two versions of the Index are calculated - a price return index and a total return index. The price return index (NASDAQ(R): QGRD) is ordinarily calculated without regard to cash dividends on Index Securities. The total return index (NASDAQ(R): QGRX) reinvests cash dividends on the ex-date. Both Indexes reinvest extraordinary cash distributions. The Fund seeks investment results that correspond to the price return index.


The Index is calculated while the primary listing market of any Index Security is open. If the primary listing market of an Index Security is closed, the Index Security will remain at the Last Sale Price. Additionally, if trading in an Index Security is halted on its primary listing market, the last traded price for that security is used for all Index computations until trading resumes. If trading is halted before the market is open, the previous day's Last Sale Price is used.

The Index is disseminated every 15 seconds from 09:30:15 to 17:16:00 ET. The closing value of the Index may change up until 17:15:00 ET due to corrections to the Last Sale Price of the Index Securities.

ELIGIBILITY
Index eligibility is limited to specific security types only. The security types eligible for the Index include common stocks, ordinary shares, Depositary Receipts, depositary shares, shares of beneficial interest or limited partnership interests and tracking stocks. Security types not included in the Index are closed-end funds, convertible debentures, exchange-traded funds, preferred stocks, rights, warrants, units and other derivative securities.

ELIGIBILITY CRITERIA
To be included in the Index, a security must meet the following criteria:

     o the issuer of the security must be classified as a smart grid, electric infrastructure and/or other grid- related activities company according to Clean Edge;

     o  the security must be listed on an Index-eligible global stock exchange;

     o  one security per issuer is permitted;(2)

     o the security must have a minimum float-adjusted worldwide market capitalization of $100 million; and

     o the security must have a minimum three-month average daily dollar trading volume of $500 thousand.

INDEX-ELIGIBLE GLOBAL STOCK EXCHANGES
Index-eligible global stock exchanges are exchanges approved by the Index Provider to be eligible for Index inclusion.

---------------------
 (2) If an issuer has multiple securities, the security with the highest dollar trading volume will be selected for possible inclusion into the Index.

Securities are classified as not-eligible if the component security is listed on an exchange in a country with foreign investment restrictions which limits the ability of investment in the security as determined by the Index Provider.

If a security is listed on an exchange in a country not approved by the Index Provider but is also listed on an exchange in an eligible country that meets the size and liquidity requirements the security in the eligible country will be considered for Index inclusion.

INDEX EVALUATION
The Index Securities are evaluated semi-annually in March and September. In each evaluation, Clean Edge will provide NASDAQ OMX a list of smart grid, electric infrastructure, and other grid-related companies as they have identified such companies. Clean Edge identifies each eligible company as either Pure Play or Diversified. In order to qualify as Pure Play, a company must receive 50 percent or more of its revenue from smart grid, electric infrastructure, and/or other grid-related activities. In order to qualify as Diversified, a company must receive between 10-50 percent, or at least $1 billion, of its revenue from smart grid, electric infrastructure and/or other grid-related activities. The above Eligibility Criteria are applied to a list of companies provided using market data through the end of February and August. Securities meeting the criteria are included in the Index. Security additions and deletions are made effective after the close of trading on each third Friday in March and September.

Additionally, if at any time during the year other than the Evaluation, an Index Security no longer meets the Eligibility Criteria, or is otherwise determined to have become ineligible for Index inclusion, the security is removed from the Index and is not replaced. Furthermore, any Index Security that reaches its foreign investment limit between quarterly rebalances is removed from the Index. In all cases, a security is removed from the Index at its last sale price.

INDEX MAINTENANCE
Changes in the price and/or Index Shares driven by corporate events such as stock dividends, stock splits and certain spin-offs and rights issuances are adjusted on the ex-date. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5%, the change is made as soon as practicable. Otherwise, if the change in total shares outstanding is less than 5%, then all such changes are accumulated and made effective at one time on a quarterly basis after the close of trading on the third Friday in March, June, September and December.

In the case of a special cash dividend, a determination is made on an individual basis as to whether to make a change to the price of an Index Security in accordance with its Index dividend policy. If it is determined that a change will be made, it will become effective on the ex-date.

Ordinarily, whenever there is a change in Index Shares, a change in an Index Security or a change to the price of an Index Security due to spin-off, rights issuances, or special cash dividends, the divisor is adjusted to ensure that there is no discontinuity in the value of the Index which might otherwise be caused by any such change.

INDEX REBALANCING

The Index employs a modified market-capitalization weighting methodology. NASDAQ OMX determines the respective market-capitalization weightings of each Index Security and balances the Index accordingly each March, June, September and December. At each evaluation, the Index Securities are classified as Pure Play or Diversified. The Pure Play securities are given a collective weight of 80% and the Diversified securities are given a collective weight of 20% in the Index.


Within the Pure Play sector, the Index Securities are ranked by market capitalization. At each quarter, the Index is rebalanced such that the maximum weight of any Pure Play Index Security does not exceed 8% and no more than 5 securities are at the cap. The excess weight of any capped security is distributed proportionally across the remaining Index Securities in the Pure Play sector. If after redistribution, any of the 5 highest ranked Pure Play Index Securities are weighted below 8%, they are not capped. Next, any remaining Pure Play Index Securities in excess of 4% are capped at 4% and the excess weight is redistributed proportionally across the remaining Pure Play Index Securities. The process is repeated, if necessary, to derive the final weights for the Pure Play sector.

Within the Diversified sector, the Index Securities are ranked by market capitalization. At each quarter, the Index is rebalanced such that the maximum weight of any Diversified security does not exceed 2%. The excess weight of any capped security is distributed proportionally across the remaining Index Securities in the Diversified sector. The process is repeated, if necessary, to derive the final weights for the Diversified sector.

The modified market capitalization-weighting methodology is applied to the capitalization of each Index Security, using the last sale price of the security at the close of trading on the last trading day in February, May, August and November and after applying quarterly changes to the total shares outstanding. Index Shares are then calculated multiplying the weight of the security derived above by the new market value of the Index and dividing the modified market capitalization for each Index Security by its corresponding last sale price. The changes are effective after trading on the third Friday in March, June, September and December.

NASDAQ OMX may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity.


NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) ("Index") is the exclusive property of The NASDAQ OMX Group, Inc., with its affiliates, collectively "NASDAQ OMX," and Clean Edge, Inc.


Information regarding the methodology for calculating the Index is also found on the NASDAQ(R) website (www.nasdaq.com). The Fund expects to make changes to its portfolio shortly after changes to the Index are released to the public via the NASDAQ(R) website. Investors will be able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that NASDAQ OMX no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Fund's Shares are delisted.


                          PREMIUM/DISCOUNT INFORMATION

The Fund has not yet commenced operations and, therefore, does not have information about the differences between the Fund's daily market price on NASDAQ(R) and its NAV.

                                OTHER INFORMATION

CONTINUOUS OFFERING
The Fund will issue, on a continuous offering basis, its Shares in one or more groups of a fixed number of Fund Shares (each such group of such specified number of individual Fund Shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a Prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of the Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on NASDAQ(R) is satisfied by the fact that the Prospectus is available from NASDAQ(R) upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

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                                                   FIRST TRUST
[LOGO OMITTED]      FIRST TRUST                    EXCHANGE-TRADED FUND II
------------------------------------------------------------------------------


       First Trust NASDAQ(R) Clean Edge(R) Smart Grid
       Infrastructure Index Fund



       FOR MORE INFORMATION

       For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to Shareholders. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (800) 621-1675, on the Fund's website at www.ftportfolios.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

       You may obtain this and other information regarding the Fund, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 942-8090 for information on the Public Reference Room. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520 or by sending an electronic request to publicinfo@sec.gov.




       First Trust Advisors L.P.
       120 East Liberty Drive
       Suite 400
       Wheaton, Illinois 60187
       (800) 621-1675
       www.ftportfolios.com                              SEC File #: 811-21944


Back Cover

                       STATEMENT OF ADDITIONAL INFORMATION

                    INVESTMENT COMPANY ACT FILE NO. 811-21944
                       FIRST TRUST EXCHANGE-TRADED FUND II


   FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

Ticker Symbol: GRID
Exchange: The NASDAQ(R) Stock Market



                             DATED NOVEMBER 16, 2009

        This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated November 16, 2009 (the "Prospectus") for First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund)", a series of First Trust Exchange-Traded Fund II (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Fund's Prospectus may be obtained without charge by writing to the Trust's distributor, First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, or by calling toll free at
(800) 621-1675.



                                TABLE OF CONTENTS


GENERAL DESCRIPTION OF THE TRUST AND THE FUND.................................1

EXCHANGE LISTING AND TRADING..................................................3

INVESTMENT OBJECTIVE AND POLICIES.............................................4

INVESTMENT STRATEGIES.........................................................5

SUBLICENSE AGREEMENTS........................................................15

INVESTMENT RISKS.............................................................16

MANAGEMENT OF THE FUND.......................................................21

ACCOUNTS MANAGED BY INVESTMENT COMMITTEE.....................................29

BROKERAGE ALLOCATIONS........................................................30

CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT,
       INDEX PROVIDER AND EXCHANGE...........................................32

ADDITIONAL INFORMATION.......................................................33

PROXY VOTING POLICIES AND PROCEDURES.........................................35

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS........................36

REGULAR HOLIDAYS.............................................................45

FEDERAL TAX MATTERS..........................................................50

DETERMINATION OF NAV.........................................................55


DIVIDENDS AND DISTRIBUTIONS..................................................57


MISCELLANEOUS INFORMATION....................................................58

                  GENERAL DESCRIPTION OF THE TRUST AND THE FUND

        The Trust was organized as a Massachusetts business trust on July 20, 2006 and is authorized to issue an unlimited number of shares in one or more series or "Funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers Shares (as defined below) in six separate series, including the First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund"), a non-diversified series. This Statement of Additional Information relates only to the Fund. The shares of the Fund are referred to herein as "Shares" or "Fund Shares." Each series of the Trust represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

        The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

        The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

        Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter. The Trust's Declaration of Trust (the "Declaration") requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders. For example, the Declaration gives the Trustees broad authority to approve reorganizations between the Fund and another entity, such as another exchange-traded fund, or the sale of all or substantially all of the Fund's assets, or the termination of the Trust or any Fund without shareholder approval if the 1940 Act would not require such approval.

        The Declaration provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees in any respect without shareholder vote. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board of Trustees may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that Trustees may be removed, with or without cause, by a vote of shareholders holding at least two-thirds of the voting power of the Trust, or by a vote of two thirds of the remaining Trustees. The provisions of the

Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

        The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Fund or as the Trustees may determine, and ownership of Fund Shares may be disclosed by the Fund if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem Shares held by any shareholder for any reason under terms set by the Trustees. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. In making such a determination, a Trustee is not considered to have a personal financial interest by virtue of being compensated for his or her services as a Trustee. If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by the Fund in connection with the consideration of the demand under a number of circumstances. If a derivative action is brought in violation of the Declaration, the shareholder bringing the action may be responsible for the Fund's costs, including attorneys' fees. The Declaration also provides that any shareholder bringing an action against the Fund waives the right to trial by jury to the fullest extent permitted by law.

        The Trust is not required to and does not intend to hold annual meetings of shareholders.

        Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or the Fund itself was unable to meet its obligations.

        The Declaration further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The

Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration provides that any Trustee who serves as chair of the Board of Trustees or of a committee of the Board of Trustees, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

        The Fund is advised by First Trust Advisors L.P. (the "Advisor" or "First Trust").


        The Fund lists and trades its Shares on The NASDAQ(R) Stock Market ("NASDAQ(R)"). The Shares trade on NASDAQ(R) at market prices that may be below, at or above net asset value ("NAV"). The Fund offers and issues Shares at NAV only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities (the "Deposit Securities") included in the Fund's Index (as hereinafter defined), together with the deposit of a specified cash payment (the "Cash Component"). Creation Units are aggregations of 50,000 Shares of the Fund.


        The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.


                          EXCHANGE LISTING AND TRADING

        There can be no assurance that the requirements of NASDAQ(R) necessary to maintain the listing of Shares of the Fund will continue to be met. NASDAQ(R) may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Fund's Index (as defined below) is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of NASDAQ(R), makes further dealings on NASDAQ(R) inadvisable. NASDAQ(R) will remove the Shares of the Fund from listing and trading upon termination of the Fund.

        As in the case of other stocks traded on NASDAQ(R), broker's commissions on transactions will be based on negotiated commission rates at customary levels.

        The Fund reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.


                        INVESTMENT OBJECTIVE AND POLICIES

        The Prospectus describes the investment objective and policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

        The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund:

               (1) The Fund may not issue senior securities, except as permitted under the 1940 Act.

               (2) The Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

               (3) The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the purchase and sale of portfolio securities.

               (4) The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

               (5) The Fund may not make loans to other persons, except through
        (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund's total assets.

               (6) The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

               (7) The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Index that the Fund is based upon, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

        Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

        The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter, and
(2) such matter has not been approved by the vote of a majority of the outstanding voting securities.

        In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies and may be changed by the Board of Trustees.


                              INVESTMENT STRATEGIES

        Under normal circumstances, the Fund will invest at least 90% of its assets in common stocks that comprise the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index") or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other depositary receipts (collectively "Depositary Receipts") representing securities in the Index. Fund shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

TYPES OF INVESTMENTS

        Warrants: The Fund may invest in warrants. Warrants acquired by the Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. The Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

        Delayed-Delivery Transactions: The Fund may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, the Fund does not remit payment to the issuer, no interest is accrued on debt securities and dividend income is not earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of the Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them. At the time the Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its NAV. The Fund does not believe that NAV will be adversely affected by purchases of securities in delayed-delivery transactions.

        The Fund will earmark or maintain in a segregated account cash, U.S. Government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than a Fund's payment obligation).

        Illiquid Securities: The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed First Trust to look to factors such as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

        Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

        Money Market Funds: The Fund may invest in shares of money market funds to the extent permitted by the 1940 Act.

        Temporary Investments: The Fund may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A by Standard & Poor's Ratings Group ("S&P Ratings"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less. The use of temporary investments is not a part of a principal investment strategy of the Fund.

        Short-term debt securities are defined to include, without limitation, the following:

               (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
        (c) Federal National Mortgage Association ("FNMA" or "Fannie Mae") which is a government-sponsored organization owned entirely by private stockholders and whose securities are guaranteed as to principal and interest by FNMA; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. In September 2008, FNMA was placed into conservatorship overseen by Federal Housing Finance Agency ("FHFA"). As conservator, FHFA will succeed to the rights, titles, powers and privileges of FNMA and any stockholder, officer or director of the company with respect to FNMA and its assets and title to all books, records and company assets held by any other custodian or third party. FHFA is charged with operating FNMA. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.


               (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. On October 3, 2008, the Emergency Economic Stabilization Act of 2008 increased the maximum amount of federal deposit insurance coverage payable as to any certificate of deposit from $100,000 to $250,000 per depositor until December 31, 2009. The Helping Families Save Their Homes Act, enacted on May 20, 2009, extended this increased coverage amount through December 31, 2013. The maximum coverage limit will return to $100,000 per certificate of deposit on January 1, 2014, absent further legislation. Therefore, certificates of deposit purchased by the Fund may not be fully insured.


               (3) Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

               (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. In addition, the Fund may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Fund, however, intends to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

               (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

               (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The Fund's portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may only invest in commercial paper rated A-1 or better by S&P Ratings, Prime-1 or higher by Moody's or F2 or higher by Fitch.

PORTFOLIO TURNOVER

        The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund's investment portfolio that is bought and sold during a year is known as the Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

HEDGING STRATEGIES

General Description of Hedging Strategies

        The Fund may engage in hedging activities. First Trust may cause the Fund to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge the Fund's holdings. The use of Futures is not a part of a principal investment strategy of the Fund.

        Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, the Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

        The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the Futures industry's self-regulatory organization. The Fund will not enter into Futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's total assets. In addition, the Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

        The foregoing limitations are not fundamental policies of the Fund and may be changed without shareholder approval as regulatory agencies permit.

Asset Coverage for Futures and Options Positions

        The Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

        The Fund may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

        A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or the Value Line(R) Composite Index or a more narrow market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, NYSE Amex Options, NASDAQ(R) and the Philadelphia Stock Exchange.

        The Fund's use of stock index options is subject to certain risks. Successful use by the Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

        The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

        There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

        The writing and purchasing of options is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Futures Contracts

        The Fund may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by the Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA"). The Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

        An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

        Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract.

        The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

        If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily NAV, the Fund will mark to market the current value of its open Futures Contracts. The Fund expects to earn interest income on their margin deposits.

        Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

        Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some investors to substantial losses.

        There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Futures position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

        A public market exists in Futures Contracts covering a number of indices, including, but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line(R) Composite Index and the NYSE Composite Index.

Options on Futures

        The Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

        The Fund may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

        As with investments in Futures Contracts, the Fund is required to deposit and maintain margin with respect to put and call options on Futures Contracts written by them. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by the Fund. The Fund will earmark or set aside in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

        The risks associated with the use of options on Futures Contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.


                              SUBLICENSE AGREEMENT

        The Fund relies on a product license agreement (the "Product License Agreement") by and between NASDAQ OMX Group, Inc., Clean Edge, Inc. (collectively, the "Index Provider") and First Trust and a related sublicense agreement (the "Sublicense Agreement") with First Trust that grants the Fund a non-exclusive and non-transferable sublicense to use certain intellectual property of the Index Provider in connection with the issuance, distribution, marketing and/or promotion of the Fund. Pursuant to the Sublicense Agreement, the Fund has agreed to be bound by certain provisions of the Product License Agreement. Pursuant to the Product License Agreement, First Trust will pay the Index Provider an annual license fee of 0.09% of the average daily NAV of the Fund. The Fund will reimburse First Trust for its costs associated with the Product License Agreement

Index Provider Disclaimer


        The Fund is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), Clean Edge, Inc. ("Clean Edge") or their affiliates (NASDAQ OMX and Clean Edge, collectively with their affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) to track general stock market or sector performance. The Corporations' only relationship to First Trust Advisors L.P. ("Licensee") is in the licensing of: (a) certain intellectual property, including the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM), and certain trade names, trademarks or service marks of the Corporations; and (b) the use of the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM), which is determined and composed by the Corporations without regard to Licensee or the Fund, as a benchmark or a component of a pricing or settlement mechanism for the Fund. The Corporations neither recommend nor endorse any investment in the Index or any Fund based thereon. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund. Neither the Index nor the Fund should be construed as investment advice by the Corporations.

     THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ OMX(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX(SM) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY FIRST TRUST OR THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ OMX(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX(SM) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ OMX(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



                                INVESTMENT RISKS

Overview

        An investment in the Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in the Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

        Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by the Fund. The equity securities held in the Fund may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Fund's purchase and sale of the equity securities and other factors.

        Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

ADDITIONAL RISKS OF INVESTING IN THE FUND

Liquidity Risk

        Whether or not the equity securities in the Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in certain of the Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

Depositary Receipts Risk.

        The Fund may hold securities of certain non-U.S. companies in the form of Depositary Receipts. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued by a European bank or trust company evidencing ownership of securities issued by a foreign corporation. New York shares are typically issued by a company incorporated in the Netherlands and represent a direct interest in the company. Unlike traditional depositary receipts, New York share programs do not involve custody of the Dutch shares of the company. GDRs are receipts issued throughout the world that evidence a similar arrangement. ADRs, EDRs and GDRs may trade in foreign currencies that differ from the currency the underlying security for each ADR, EDR or GDR principally trades in. Global shares are the actual (ordinary) shares of a non-U.S. company which trade both in the home market and the United States. Generally, ADRs and New York shares, in registered form, are designed for use in the U.S. securities markets. EDRs, in registered form, are used to access European markets. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world. Global shares are represented by the same share certificate in the United States and the home market. Separate registrars in the United States and the home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. registrar. Global shares may also be eligible to list on exchanges in addition to the United States and the home country. The Fund may hold unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Passive Foreign Investment Companies Risk.

        The Fund may invest in companies that are considered to be "passive foreign investment companies" ("PFICs"), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income. Therefore, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is distributed to its shareholders in a timely manner. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

        In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

               (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. In 2008 and early 2009, securities markets were significantly negatively affected by the financial crisis that initially resulted from the downturn in the subprime mortgage market in the United States. The impact of the financial crisis on securities markets has proven to be significant and may be long-lasting and may have a substantial impact on the value of derivatives and their underlying assets. Furthermore, the war and political instability in certain regions of the world, such as the Middle East and Afghanistan, and terrorist attacks in the United States and around the world have resulted in market volatility, which may have long term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund does not know how long the securities markets will continue to be affected by these events and cannot predict the effects of similar events in the future on the U.S. economy and worldwide securities markets. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund's overall investments and investment objective.

               (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

               (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

               (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

               (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

               (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

                             MANAGEMENT OF THE FUND

        The general supervision of the duties performed for the Fund under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Fund, choose the Trust's officers and hire the Trust's investment advisor. The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.

                                                                                                  NUMBER OF
                                                    TERM OF OFFICE(2)                             PORTFOLIOS IN
                                                    AND YEAR FIRST                                FUND COMPLEX   OTHER
NAME, ADDRESS AND DATE OF     POSITION AND OFFICES  ELECTED OR          PRINCIPAL OCCUPATIONS     OVERSEEN BY    DIRECTORSHIPS
BIRTH                         WITH FUND             APPOINTED           DURING PAST 5 YEARS       TRUSTEE        HELD BY TRUSTEE

Trustee who is an Interested
Person of the Fund
----------------------------
James A. Bowen(1)             President, Chairman   o Indefinite Term   President, First Trust    61 Portfolios  Trustee of
120 East Liberty Drive,       of the Board, Chief   o 2006              Portfolios L.P. and                      Wheaton College
  Suite 400                   Executive Officer                         First Trust Advisors
Wheaton, IL 60187             and Trustee                               L.P.; Chairman of the
D.O.B.: 09/55                                                           Board of Directors, Bond
                                                                        Wave LLC (Software
                                                                        Development Company/
                                                                        Investment Advisor)
                                                                        and Stonebridge
                                                                        Advisors LLC

Trustees who are not
Interested Persons of the Fund
------------------------------
Richard E. Erickson           Trustee               o Indefinite Term   Physician; President,     61 Portfolios  None
c/o First Trust Advisors L.P.                       o 2006              Wheaton Orthopedics; Co-
120 East Liberty Drive,                                                 owner and Co-Director
  Suite 400                                                             (January 1996 to May
Wheaton, IL 60187                                                       2007), Sports Med Center
D.O.B.: 04/51                                                           for Fitness; Limited
                                                                        Partner, Gundersen Real
                                                                        Estate Limited
                                                                        Partnership; Member,
                                                                        Sportsmed LLC

Thomas R. Kadlec              Trustee               o Indefinite Term   Senior Vice President     61 Portfolios  Director of ADM
c/o First Trust Advisors L.P.                       o 2006              and Chief Financial                      Investor
120 East Liberty Drive,                                                 Officer (May 2007 to                     Services, Inc.
  Suite 400                                                             Present), Vice President                 and Director of
Wheaton, IL 60187                                                       and Chief Financial                      Archer Financial
D.O.B.: 11/57                                                           Officer (1990 to May                     Services, Inc.
                                                                        2007), ADM Investor
                                                                        Services, Inc. (Futures
                                                                        Commission Merchant);
                                                                        President (May 2005 to
                                                                        Present), ADM Derivatives,
                                                                        Inc.; Registered
                                                                        Representative (2000 to
                                                                        Present), Segerdahl &
                                                                        Company, Inc., a FINRA
                                                                        member (Broker-Dealer)

                                      -21-




                                                                                                  NUMBER OF
                                                    TERM OF OFFICE(2)                             PORTFOLIOS IN
                                                    AND YEAR FIRST                                FUND COMPLEX   OTHER
NAME, ADDRESS AND DATE OF     POSITION AND OFFICES  ELECTED OR          PRINCIPAL OCCUPATIONS     OVERSEEN BY    DIRECTORSHIPS
BIRTH                         WITH FUND             APPOINTED           DURING PAST 5 YEARS       TRUSTEE        HELD BY TRUSTEE

Robert F. Keith               Trustee               o Indefinite term   President (2003 to        61 Portfolios  None
c/o First Trust Advisors L.P.                       o 2006              Present), Hibs
120 East Liberty Drive,                                                 Enterprises (Financial
  Suite 400                                                             and Management
Wheaton, IL 60187                                                       Consulting); President
D.O.B.: 11/56                                                           (2001 to 2003),
                                                                        Aramark Management
                                                                        Services L.P.;
                                                                        President and Chief
                                                                        Operating Officer
                                                                        (1998 to 2003),
                                                                        ServiceMaster Management
                                                                        Services L.P.


Niel B. Nielson               Trustee               o Indefinite term   President (2002 to        61 Portfolios  Director of
c/o First Trust Advisors L.P.                       o 2006              Present), Covenant                       Covenant
120 East Liberty Drive,                                                 College                                  Transport Inc.
  Suite 400
Wheaton, IL 60187
D.O.B.: 03/54


Officers of the Fund
--------------------
Mark R. Bradley               Treasurer,            o Indefinite term   Chief Financial Officer,  N/A            N/A
120 East Liberty Drive        Controller, Chief     o 2006              First Trust Portfolios
  Suite 400                   Financial Officer                         L.P. and First Trust
Wheaton, IL 60187             and Chief Accounting                      Advisors L.P.; Chief
D.O.B.: 11/57                 Officer                                   Financial Officer,
                                                                        BondWave LLC (Software
                                                                        Development Company/
                                                                        Investment Advisor)
                                                                        and Stonebridge Advisors
                                                                        LLC (Investment Advisor)

James M. Dykas                Assistant Treasurer   o Indefinite term   Senior Vice President     N/A            N/A
120 East Liberty Drive,                             o 2006              (April 2007 to Present),
  Suite 400                                                             Vice President (January
Wheaton, IL 60187                                                       2005 to April 2007),
D.O.B.: 01/66                                                           First Trust Advisors
                                                                        L.P. and First Trust
                                                                        Portfolios L.P.;
                                                                        Executive Director
                                                                        (December 2002 to
                                                                        January 2005), Vice
                                                                        President (December 2000
                                                                        to December 2002), Van
                                                                        Kampen Asset Management
                                                                        and Morgan Stanley
                                                                        Investment Management

W. Scott Jardine              Secretary and Chief   o Indefinite term   General Counsel, First    N/A            N/A
120 East Liberty Drive,       Compliance Officer    o 2006              Trust Portfolios L.P.
  Suite 400                                                             and First Trust Advisors
Wheaton, IL 60187                                                       L.P.; Secretary,
D.O.B.: 05/60                                                           BondWave LLC (Software
                                                                        Development Company/
                                                                        Investment Advisor)
                                                                        and Stonebridge Advisors
                                                                        LLC (Investment Advisor)


Daniel J. Lindquist           Vice President        o Indefinite term   Senior Vice President     N/A            N/A
120 East Liberty Drive,                             o 2006              (September 2005 to
  Suite 400                                                             Present), Vice President
Wheaton, IL 60187                                                       (April 2004 to September
D.O.B: 02/70                                                            2005), First Trust
                                                                        Portfolios L.P. and
                                                                        First Trust Advisors L.P.

                                      -22-




                                                                                                  NUMBER OF
                                                    TERM OF OFFICE(2)                             PORTFOLIOS IN
                                                    AND YEAR FIRST                                FUND COMPLEX   OTHER
NAME, ADDRESS AND DATE OF     POSITION AND OFFICES  ELECTED OR          PRINCIPAL OCCUPATIONS     OVERSEEN BY    DIRECTORSHIPS
BIRTH                         WITH FUND             APPOINTED           DURING PAST 5 YEARS       TRUSTEE        HELD BY TRUSTEE

Coleen D. Lynch               Assistant             o Indefinite term   Assistant Vice President  N/A            N/A
120 East Liberty Drive,       Vice President        o 2008              (January 2008 to Present),
  Suite 400                                                             First Trust Advisors
Wheaton, IL 60187                                                       L.P. and First Trust
D.O.B.: 07/58                                                           Portfolios L.P.; Vice
                                                                        President (May 1998 to
                                                                        January 2008), Van
                                                                        Kampen Asset Management
                                                                        and Morgan Stanley
                                                                        Investment Management

Kristi A. Maher               Assistant Secretary   o Indefinite term   Deputy General Counsel    N/A            N/A
120 East Liberty Drive,       and Deputy Chief      o Assistant         (May 2007 to Present),
  Suite 400                   Compliance Officer      Secretary since   Assistant General
Wheaton, IL 60187                                     2006              Counsel (March 2004 to
D.O.B.: 12/66                                       o Deputy Chief      May 2007), First Trust
                                                      Compliance        Advisors L.P. and
                                                      Officer since     First Trust
                                                      November 2009     Portfolios L.P.


Erin E. Chapman              Assistant Secretary   o Indefinite term    Assistant General Counsel N/A            N/A
120 East Liberty Drive,                            o 2009               (October 2007 to Present),
  Suite 400                                                             Associate Counsel (March
Wheaton, IL 60187                                                       2006 to October 2007),
D.O.B.: 08/76                                                           First Trust Advisors
                                                                        L.P. and First Trust
                                                                        Portfolios L.P.;
                                                                        Associate (November 2003
                                                                        to March 2006) Doyle &
                                                                        Bolotin, Ltd.


Roger F. Testin              Vice President        o Indefinite term    Senior Vice President,    N/A           N/A
120 East Liberty                                   o 2006               First Trust Advisors
Drive, Suite 400                                                        L.P. and First Trust
Wheaton, IL 60187                                                       Portfolios  L.P.
D.O.B.: 06/66

Stan Ueland                  Vice President        o Indefinite term    Vice President (August    N/A           N/A
120 East Liberty                                   o 2006               2005 to Present),
Drive, Suite 400                                                        First Trust Advisors
Wheaton, IL 60187                                                       L.P. and First Trust
D.O.B.: 11/70                                                           Portfolios L.P;
                                                                        Vice President (May
                                                                        2004 to August 2005),
                                                                        BondWave LLC (Software
                                                                        Development Company/
                                                                        Investment Advisor)
--------------------
(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as President of First Trust, investment advisor of the Fund.

        The Board of Trustees has four standing committees: the Executive Committee (Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board of Trustees known as the Pricing and Dividend Committee, which is authorized to exercise all of the powers and authority of the Board of Trustees in respect of the declaration and setting of dividends. Messrs. Bowen and Erickson are members of the

                                      -23

Executive Committee. During the last fiscal year, the Executive Committee held three meetings.

        The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including Fund shareholders. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, Fund shareholders shall mail such recommendation to W. Scott Jardine at the Fund's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder); (b) a full description of the proposed candidate's background, including his or her education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate; (d) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and
(e) any other information that may be helpful to the Nominating and Governance Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board of Trustees or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the chairman of the Nominating and Governance Committee and the outside counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. During the last fiscal year, the Nominating and Governance Committee held four meetings.

        The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Valuation Committee. During the last fiscal year, the Valuation Committee held four meetings.

        The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to approval by the Board of Trustees). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee. During the last fiscal year, the Audit Committee held eight meetings.

        Messrs. Bowen, Erickson, Kadlec, Keith and Nielson are trustees of First Defined Portfolio Fund, LLC, an open-end fund with eight portfolios, 13 closed-end funds and three exchange-traded funds consisting of 40 series (including the Fund) (collectively, the "First Trust Fund Complex"). None of the Independent Trustees, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios L.P. ("First Trust Portfolios") or their affiliates. In addition, Mr.

Bowen and the other officers of the Trust (other than Roger Testin and Stan Ueland) hold the same positions with the other funds and trusts of the First Trust Fund Complex as they hold with the Trust. Mr. Ueland, Vice President of the Trust, serves in the same position for the other exchange-traded fund trusts of the First Trust Fund Complex. Mr. Testin, Vice President of the Trust, serves in the same position for the other exchange-traded funds and the open-end fund of the First Trust Fund Complex.

        Under the Trustees' compensation plan, each Independent Trustee is paid an annual retainer of $10,000 per trust for the first 14 trusts in the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust of the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. Trustees are also reimbursed by the funds in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. No additional meeting fees are paid in connection with board or committee meetings.

        Additionally, for all the trusts in the First Trust Fund Complex, effective January 1, 2008, Dr. Erickson is paid annual compensation of $10,000 to serve as the Lead Trustee, Mr. Keith is paid annual compensation of $5,000 to serve as the chairman of the Audit Committee, Mr. Kadlec is paid annual compensation of $2,500 to serve as chairman of the Valuation Committee and Mr. Nielson is paid annual compensation of $2,500 to serve as the chairman of the Nominating and Governance Committee. The chairmen and the Lead Trustee will serve two years before rotating to serve as a chairman of another committee or as Lead Trustee. The additional compensation is allocated equally among each of the trusts in the First Trust Fund Complex.

        The following table sets forth the estimated compensation (including reimbursement for travel and out-of-pocket expenses) to be paid by the Trust projected during a full fiscal year to each of the Trustees and the total compensation paid to each of the Trustees by the First Trust Fund Complex for the fiscal year ended December 31, 2008. The Trust has no retirement or pension plans. The officers and Trustee who is an "interested person" as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by First Trust.

                                                                      TOTAL COMPENSATION
                                  ESTIMATED AGGREGATE TOTAL                FROM THE
 NAME OF TRUSTEE               COMPENSATION FROM THE TRUST (1)   FIRST TRUST FUND COMPLEX(2)
 Richard E. Erickson                       $10,147                         $180,000
 Thomas R. Kadlec                          $ 9,706                         $172,500
 Robert F. Keith                           $ 9,853                         $175,000
 Niel B. Nielson                           $ 9,805                         $177,297
--------------------
(1)   The  compensation  estimated  to be paid by the Trust to the Trustees for a full fiscal year for services to the Trust.
(2)   The total compensation paid to the Independent Trustees for the calendar year ended December 31, 2008 for services to the eight portfolios of First
      Defined Portfolio Fund, LLC, an open-end fund, (14) closed-end funds and
      (38) series of the Trust, First Trust Exchange-Traded Fund and First Trust
      Exchange-Traded AlphaDEX(R) Fund, all advised by First Trust.

        The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2008:


DOLLAR RANGE OF EQUITY SECURITIES IN A FUND

                                                            Aggregate Dollar Range of
                                                             Equity Securities in All
                                                              Registered Investment
                     Dollar Range of Equity                   Companies Overseen by
                     Securities in the Fund                   Trustee in First Trust
                     (Number of Shares Held)                       Fund Complex
Interested Trustee
James A. Bowen                None                                Over $100,000

Independent Trustees
Richard E. Erickson           None                                Over $100,000
Thomas R. Kadlec              None                                Over $100,000
Robert F. Keith               None                                Over $100,000
Niel B. Nielson               None                               $50,001-$100,000


        As of the date of this Statement of Additional Information, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment advisor or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

        As of the date of this Statement of Additional Information, the officers and Trustees, in the aggregate, owned less than 1% of the Shares of the Fund.

        As of the date of this Statement of Additional Information, First Trust Portfolios was the sole shareholder of the Fund. As sole shareholder, First Trust Portfolios has the ability to control the outcome of any item presented to shareholders for approval.


        Investment Advisor. First Trust, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, is the investment advisor to the Fund. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of Trustees.

        First Trust provides investment tools and portfolios for advisors and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline are deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

        First Trust acts as investment advisor for and manages the investment and reinvestment of the assets of the Fund. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

        Pursuant to an Investment Management Agreement (the "Investment Management Agreement") between First Trust and the Trust, the Fund has agreed to pay an annual management fee equal to 0.40% of its average daily net assets.


        The Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, sublicensing fees, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses that are both unusual in nature and infrequent in their occurrence. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average daily net assets until November 9, 2011. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in a Fund's expenses exceeding 0.70% of average daily net assets.


        Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement continues until two years after the initial issuance of Fund Shares and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Fund.

        Investment Committee. The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Fund. There are currently six members of the Investment Committee, as follows:

                           POSITION WITH         LENGTH OF SERVICE    PRINCIPAL OCCUPATION
NAME                       FIRST TRUST           WITH FIRST TRUST     DURING PAST FIVE YEARS
Daniel J. Lindquist        Senior Vice           Since 2004           Senior Vice President
                           President                                  (September 2005 to
                                                                      Present), Vice President
                                                                      (April 2004 to September
                                                                      2005), First Trust

                                      -27-




                           POSITION WITH         LENGTH OF SERVICE    PRINCIPAL OCCUPATION
NAME                       FIRST TRUST           WITH FIRST TRUST     DURING PAST FIVE YEARS

                                                                      Advisors L.P. and First
                                                                      Trust Portfolios L.P.

Robert F. Carey            Chief Investment      Since 1991           Chief Investment Officer
                           Officer and Senior                         and Senior Vice
                           Vice President                             President, First Trust
                                                                      Advisors L.P. and First
                                                                      Trust Portfolios L.P.

Jon C. Erickson            Senior Vice           Since 1994           Senior Vice President,
                           President                                  First Trust Advisors
                                                                      L.P. and First Trust
                                                                      Portfolios L.P.

David G. McGarel           Senior Vice           Since 1997           Senior Vice President,
                           President                                  First Trust Advisors
                                                                      L.P. and First Trust
                                                                      Portfolios L.P.

Roger F. Testin            Senior Vice           Since 2001           Senior Vice President,
                           President                                  First Trust Portfolios
                                                                      L.P. and First Trust
                                                                      Advisors L.P.

Stan Ueland                Vice President        Since 2005           Vice President (August
                                                                      2005 to Present), First
                                                                      Trust Advisors L.P. and
                                                                      First Trust Portfolios
                                                                      L.P.; Vice President
                                                                      (May 2004 to August
                                                                      2005), BondWave LLC
                                                                      (Software Development
                                                                      Company/ Broker-Dealer)

        Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Fund's investment strategies.

        David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

        Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

        Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Fund's portfolios.

        Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

        Stan Ueland: Mr. Ueland plays an important role in executing the investment strategies of the exchange-traded funds advised by First Trust.

        No member of the Investment Committee beneficially owns any Shares of the Fund.

        Compensation. The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as performance of the Fund or the value of assets included in the Fund's portfolios. In addition, Mr. Carey, Mr. Erickson, Mr. Lindquist and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

        The Investment Committee manages the other investment vehicles with the number of accounts and assets, as of December 31, 2008, set forth in the table below:


                    ACCOUNTS MANAGED BY INVESTMENT COMMITTEE

                               REGISTERED INVESTMENT      OTHER POOLED
                                     COMPANIES         INVESTMENT VEHICLES     OTHER ACCOUNTS
                                 NUMBER OF ACCOUNTS    NUMBER OF ACCOUNTS    NUMBER OF ACCOUNTS
INVESTMENT COMMITTEE MEMBER          ($ ASSETS)            ($ ASSETS)            ($ ASSETS)
Robert F. Carey                 47 ($2,114,608,061)     6 ($304,110,565)    4,631 ($750,232,382)
Roger F. Testin                 47 ($2,114,608,061)     6 ($304,110,565)    4,631 ($750,232,382)
Jon C. Erickson                 47 ($2,114,608,061)     6 ($304,110,565)    4,631 ($750,232,382)
David G. McGarel                47 ($2,114,608,061)     6 ($304,110,565)    4,631 ($750,232,382)
Daniel J. Lindquist             47 ($2,114,608,061)     6 ($304,110,565)    4,631 ($750,232,382)
Stan Ueland                     21 ($203,913,346)             N/A                   N/A

        None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Fund's investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategy of the Fund and the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Fund and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Fund and other accounts managed by the Investment Committee.

                              BROKERAGE ALLOCATIONS

        First Trust is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on the Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of Shares.


        Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Such brokerage and research services are often referred to as "soft dollars." First Trust has advised the Board of Trustees that it does not currently intend to use soft dollars.

        Notwithstanding the foregoing, in selecting brokers, First Trust may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. In addition, First Trust must determine that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Management Agreement provides that such higher commissions will not be paid by the Fund unless the Advisor determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to First Trust under the Investment Management Agreement would not be reduced as a result of receipt by First Trust of research services.

        First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Fund effects their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Fund. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

        Administrator. The Bank of New York Mellon Corporation ("BONY") serves as Administrator for the Fund. Its principal address is 101 Barclay St., New York, NY 10286.

        BONY serves as Administrator for the Trust pursuant to a Fund Administration and Accounting Agreement. Under such agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board of Trustees reasonably deems necessary for the proper administration of the Trust and the Fund. BONY will generally assist in all aspects of the Trust's and the Fund's operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; and provide monitoring reports and assistance regarding compliance with federal and state securities laws.

        Pursuant to the Fund Administration and Accounting Agreement, the Trust on behalf of the Fund has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

        Pursuant to the Fund Administration and Accounting Agreement between BONY and the Trust, the Fund has agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BONY in the performance of its duties. This fee is subject to reduction for assets over $1 billion.

        The Trust, on behalf of the Fund, has entered into an agreement with PNC Global Investment Servicing (U.S.) Inc. ("PNC"), 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PNC provides certain board administrative services to the Trust in connection with the Board's meetings and other related matters.



         CUSTODIAN, TRANSFER AGENT, DISTRIBUTOR, FUND ACCOUNTING AGENT,
                           INDEX PROVIDER AND EXCHANGE


        Custodian. BONY, as custodian for the Fund pursuant to a Custody Agreement, holds the Fund's assets which may be held through U.S. and non-U.S. sub-custodians and depositories. BONY also serves as transfer agent of the Fund pursuant to a Transfer Agency and Service Agreement. As the Fund's accounting agent, BONY calculates the NAV of Shares and calculates net income and realized capital gains or losses. BONY may be reimbursed by the Fund for its out-of-pocket expenses.

        Distributor. First Trust Portfolios is the distributor (the "Distributor") and principal underwriter of the Shares of the Fund. Its principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

        The Advisor may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of Shares. The Advisor's available resources to make these payments include profits from advisory fees received from the Fund. The services the Advisor may pay for include, but are not limited to, advertising and attaining access to certain conferences and seminars, as well as being presented with the opportunity to address investors and industry professionals through speeches and written marketing materials.

        12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Fund may reimburse the Distributor up to a maximum annual rate of 0.25% its average daily net assets.

        Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.


        The Plan was adopted in order to permit the implementation of the Fund's method of distribution. However, pursuant to a contractual agreement, the Fund will not pay 12b-1 fees any time before November 9, 2011.


        Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority ("FINRA").

        The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

        The Distributor shall enter into agreements with participants that utilize the facilities of the Depository Trust Company (the "DTC Participants"), which have international operational capabilities and place orders for Creation Unit Aggregations of Fund Shares. Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) shall be DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).


        Index Provider. The Index is maintained by the Index Provider. The Index began on September 22, 2009 at a base value of 250.00.


        The Index Provider is not affiliated with the Fund or with First Trust. The Fund is entitled to use the Index pursuant to a sublicensing arrangement with First Trust, which in turn has a Product License Agreement with the Index Provider.


        Exchange. The only relationship that NASDAQ(R) has with First Trust or the Distributor of the Fund in connection with the Fund is that NASDAQ(R) lists the Shares of the Fund pursuant to its listing agreement with the Trust. NASDAQ(R) is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. NASDAQ(R) has no obligation or liability in connection with the administration, marketing or trading of the Fund.



                             ADDITIONAL INFORMATION

        Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

        DTC Acts as Securities Depository for Fund Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

        DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the "NYSE") and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

        Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

        Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

        Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

        The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC

Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

        DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.


        Intra-Day Portfolio Value. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange shall be updated every 15 seconds throughout its trading day, provided, that upon the closing of such non-U.S. exchange, the closing price of the security will be used throughout the remainder of the business day where the markets remain open. The exchange rates used by Interactive may differ from those used by First Trust and consequently result in intra-day portfolio values that may vary. Furthermore, in calculating the intra-day portfolio values of the Fund's Shares, Interactive shall use the exchange rates throughout the day (9:00 a.m. to 4:15 p.m. Eastern Time) that it deems to be most appropriate.



                      PROXY VOTING POLICIES AND PROCEDURES

        The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.


        A senior member of First Trust is responsible for oversight of the Fund's proxy voting process. First Trust has engaged the services of ISS Governance Services, a division of Risk Metrics Group, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Fund. ISS provides voting recommendations based upon established guidelines and practices. First Trust reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, First Trust may not vote in accordance with the ISS recommendations when First Trust believes that specific ISS recommendations are not in the best interests of the Fund. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest.

        First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.


        Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available upon request and without charge on the Fund's website at http://www.ftportfolios.com, by calling (800) 621-1675 or by accessing the SEC's website at http://www.sec.gov.

        Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC on Form N-Q. Form N-Q for the Trust is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Form N-Q is available without charge, upon request, by calling (800) 621-1675 or (800) 983-0903 or by writing to First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

        Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund's portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily each day the NYSE is open for trading via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of the Fund. The Fund's portfolio holdings are also available on the Fund's website at http://www.ftportfolios.com. The Trust, First Trust and BONY will not disseminate non-public information concerning the Trust.

        Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes of Ethics are on public file with, and are available from, the SEC.


              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

        Creation. The Trust issues and sells Shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

        A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

        Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of the Fund may consist of (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or
(ii) a designated portfolio of equity securities determined by First Trust--the "Deposit Securities"--per each Creation Unit Aggregation ("Fund Securities") and generally an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component (including the cash in lieu amount) constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

        The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

        The Custodian, through NSCC (discussed below), makes available on each Business Day, the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

        Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

        The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by First Trust with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the underlying index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available, may not be available in sufficient quantity for delivery or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying index or resulting from certain corporate actions.

        In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

        Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be a DTC Participant (see the Book Entry Only System section), and must have executed an agreement with the Distributor and transfer agent, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below), and have international operational capabilities. A DTC Participant is also referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

        All orders to create Creation Unit Aggregations must be received by the transfer agent no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern Time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the transfer agent no later than 3:00 p.m. Eastern Time on the trade date. A custom order placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available, which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the Participant Agreement, as described below. Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the transfer agent or an Authorized Participant.

        For non-U.S. Securities, Deposit Securities must be delivered to an account maintained at the applicable local subcustodian of the Trust on or before the International Contractual Settlement Date (as defined below). If a Deposit Security is an ADR or similar domestic instrument, it may be delivered to the Custodian. The Authorized Participant must also pay on or before the International Contractual Settlement Date immediately available or same-day funds estimated by Trust to be sufficient to pay the Cash Component next determined after acceptance of the Creation Order, together with the applicable Creation Transaction Fee (as defined below) and additional variable amounts, as described below. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the Participant Agreement (as described below). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the transfer agent or an Authorized Participant.

        All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those persons placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve

Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

        Placement of Creation Orders. In order to redeem Creation Units of the Fund, an Authorized Participant must submit an order to redeem for one or more Whole Creation Units. All such orders must be received by the Fund's transfer agent in proper form no later than the close of regular trading on the New York Stock Exchange (ordinary 4:00 p.m. Eastern Time) in order to receive that day's closing NAV per share. Orders must be placed in proper form by or through an Authorized Participant, which is a DTC Participant, i.e., a subcustodian of the Trust. Deposit Securities must be delivered to the Trust through DTC or NSCC, and Deposit Securities which are non-U.S. securities must be delivered to an account maintained at the applicable local subcustodian of the Trust on or before the International Contractual Settlement Date, as defined below. If a Deposit Security is an ADR or similar domestic instrument, it may be delivered to the Custodian. The Authorized Participant must also pay on or before the International Contractual Settlement Date immediately available or same-day funds estimated by Trust to be sufficient to pay the Cash Component next determined after acceptance of the Creation Order, together with the applicable Creation Transaction Fee and additional variable amounts, as described below. The "International Contractual Settlement Date" is the earlier of (i) the date upon which all of the required Deposit Securities, the Cash Component and any other cash amounts which may be due are delivered to the Fund or (ii) the latest day for settlement on the customary settlement cycle in the jurisdiction(s) where any of the securities of such Fund are customarily traded. A custom order may be placed by an AP in the event that the Fund permits or requires the substitution of an amount of cash to be added to the Cash Component (if applicable) to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason.

        The Authorized Participant must also make available no later than 2:00 p.m., Eastern Time, on the International Contractual Settlement Date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

        A Creation Unit Aggregation will not be issued until the transfer of good title to the Trust of the portfolio of Deposit Securities, the payment of the Cash Component, the payment of any other cash amounts and the Creation Transaction Fee (as defined below) have been completed. When the required Deposit Securities which are U.S. securities must be delivered to the Trust through DTC or NSCC, and Deposit Securities which are non-U.S. securities have been delivered to the Custodian and each relevant subcustodian confirms to Custodian that the required Deposit Securities which are non-U.S. securities (or, when permitted in the sole discretion of Trust, the cash in lieu thereof) have been delivered to the account of the relevant subcustodian, the Custodian shall notify Distributor and the transfer agent which, acting on behalf of the Trust, will issue and cause the delivery of the Creation Unit Aggregations. The Trust may in its sole discretion permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. If the Distributor, acting on behalf of the Trust, determines that a "cash in lieu" amount will be accepted, Distributor will notify the Authorized Participant and the transfer agent, and the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the "cash in lieu" amount, with any appropriate adjustments as advised by the Trust as discussed below.

        In the event that an order for a Creation Unit is incomplete on the International Contractual Settlement Date because certain or all of the Deposit Securities are missing, the Trust may issue a Creation Unit notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by an Additional Cash Deposit with respect undelivered Deposit Securities. The Trust may permit, in its discretion, the Authorized Participant to substitute a different security in lieu of depositing some or all of the Deposit Securities. Substitution of cash or a different security might be permitted or required, for example, because one or more Deposit Securities may be unavailable in the quantity needed or may not be eligible for trading by the Authorized Participant due to local trading restrictions or other restrictions.

        To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of the Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 115%, which First Trust may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

        Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor with respect to the Fund if: (i) the order is not in proper form;
(ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Trust, the Fund or the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. In addition, an order may be rejected for practical reasons such as the imposition by a foreign government or a regulatory body of controls, or other monetary, currency or trading restrictions that directly affect the portfolio securities held or systems failures involving computer or other information systems affecting any relevant sub-custodian.

        The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

        All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

        Creation Transaction Fee. Purchasers of Creation Units must pay a creation transaction fee (the "Creation Transaction Fee") that is currently $1,000. The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the Index. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

        Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities.

        Redemption of Fund Shares In Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. A redeeming beneficial owner must maintain appropriate security arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which any of the portfolio securities are customarily traded. If such arrangements cannot be made, or it is not possible to effect deliveries of the portfolio securities in a particular jurisdiction or under certain other circumstances (for example, holders may incur unfavorable tax treatment in some countries if they are entitled to receive "in-kind" redemption proceeds), Fund Shares may be redeemed for cash at the discretion of First Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur customary brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

        With respect to the Fund, the Custodian, through the NSCC, makes available on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

        Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable Redemption Transaction Fee as listed below and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference plus, the applicable Redemption Transaction Fee and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes is required to be made by or through an Authorized Participant by the redeeming shareholder.

        The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

        Redemption Transaction Fee. Parties redeeming Creation Units must pay a redemption transaction fee (the "Redemption Transaction Fee") that is currently $1,000. The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the Index. The Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services.

        Placement of Redemption Orders. Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of the Fund is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BONY (in its capacity as Transfer Agent) not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to BONY; and (iii) all other procedures set forth in the Participant Agreement are properly followed.

        Generally, under the 1940 Act, the Fund would generally be required to make payment of redemption proceeds within seven days after a security is tendered is redemption. However, because the settlement of redemptions of Fund Shares is contingent not only on the settlement cycle of the United States securities markets, but also on delivery cycles of foreign markets, the Fund's redemption proceeds must be paid within the maximum number of calendar days required for such payment or satisfaction in the principal foreign local foreign markets where transactions in portfolio securities customarily clear and settle, but no later than 12 calendar days following tender of a Creation Unit Aggregation. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Fund.

        In connection with taking delivery of shares of Fund Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

        To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund's Transfer Agent, the Transfer Agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 115%, which First Trust may change from time to time, of the value of the missing shares.

        The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by BONY and marked to market daily, and that the fees of BONY and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

        The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by BONY according to the procedures set forth in this SAI under "Determination of NAV" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to BONY by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to BONY prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by BONY on such Transmittal Date. If, however, a redemption order is submitted to BONY by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to BONY by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

        If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

        Redemptions of shares for Fund Shares will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

        Because the Portfolio Securities of the Fund may trade on the relevant exchange(s) on days that the listing exchange for the Fund is closed or are otherwise not Business Days for such Fund, stockholders may not be able to redeem their shares of such Fund, or the purchase and sell shares of such Fund on the Listing exchange for the Fund, on days when the NAV of such Fund could be significantly affected by events in the relevant foreign markets.


                                REGULAR HOLIDAYS

        The Fund generally intends to effect deliveries of Creation Units and securities in its portfolio on a basis of "T" plus three Business Days (i.e., days on which the NYSE is open). The Fund may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable non-U.S. market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

        The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days for the Fund in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.


        The dates of the regular holidays affecting the relevant securities markets from November 16, 2009 through November 16, 2010 of the below-listed countries are as follows:

ARGENTINA
December 8                        April 1                         June 15
December 25                       April 2                         July 9
January 1                         May 1                           August 17
March 24                          May 25                          October 11

AUSTRALIA
December 25                       January 26                      June 14
December 28                       April 2
January 1                         April 5

AUSTRIA
December 8                        January 6                       May 24
December 24                       April 2                         June 3
December 25                       April 5                         October 26
December 31                       May 1
January 1                         May 13

BELGIUM
December 25                       April 2                         May 3
January 1                         April 5

BRAZIL
November 20                       February 15                     June 3
December 24                       February 16                     July 9
December 25                       April 2                         September 7
December 31                       April 21                        October 12
January 1                         May 1                           November 2

CANADA
December 25                       April 2                         September 6
December 28                       May 24                          October 11
January 1                         July 1
February 15                       August 2

CHILE
December 25                       May 1                           August 15

January 1                         May 21                          September 18
April 2                           June 3                          October 11

CHINA
January 1                         May 1                           October 4
January 14                        May 16                          October 5
January 15                        May 17                          October 6
January 16                        September 22                    October 7
April 6                           October 1                       October 8

DENMARK
December 24                       April 1                         May 13
December 25                       April 2                         May 14
December 31                       April 5                         May 24
January 1                         April 30                        June 5

FINLAND
December 24                       January 6                       May 13
December 25                       April 2                         June 26
December 31                       April 5
January 1                         May 1

FRANCE
December 25                       April 2                         May 3
January 1                         April 5

GERMANY
December 24                       January 1                       May 3
December 25                       April 2
December 31                       April 5

GREECE
December 25                       March 25                        May 24
January 1                         April 2                         October 28
January 6                         April 5
February 15                       May 3

HONG KONG
December 25                       April 2                         July 1
January 1                         April 5                         September 23
January 28                        April 6                         October 1
February 15                       May 21                          October 16
February 16                       June 16

INDIA
December 25                       April 7                         October 2
December 28                       April 10                        November 2
January 26                        August 15                       November 5
April 2                           September 11

IRELAND
December 25                       April 2                         May 3
December 28                       April 5                         June 7
January 1                         May 1

ISRAEL
February 28                       May 18                          September 22
March 29                          May 19                          September 23
March 30                          July 20                         September 29
April 4                           September 8                     September 30
April 5                           September 9                     October 28
April 19                          September 10                    October 29
April 20                          September 17

ITALY
December 24                       December 31                     April 2
December 25                       January 1                       April 5

JAPAN
November 23                       March 21                        July 19
December 23                       March 22                        September 20
December 31                       April 29                        September 23
January 1                         May 3                           October 11
January 11                        May 4                           November 3
February 11                       May 5

MALAYSIA
November 27                       February 1                      May 3
December 18                       February 14                     August 31
December 25                       March 26                        September 21
January 1                         March 9                         September 22

MEXICO
November 16                       February 1                      May 1
December 12                       March 15                        September 16
December 25                       April 1                         November 2
January 1                         April 2

NEW ZEALAND
December 25                       February 6                      April 25
December 28                       April 2                         June 7
January 1                         April 5                         October 27

NETHERLANDS
December 25                       April 2                         May 3
January 1                         April 5

NORWAY
December 24                       April 1                         May 13
December 25                       April 2                         May 24
December 31                       April 5
January 1                         May 1

PORTUGAL
December 25                       April 2                         May 3
January 1                         April 5

SINGAPORE
November 16                       January 1                       August 9
November 27                       April 2                         September 10
December 25                       May 3                           November 5

SOUTH AFRICA
December 16                       April 5                         June 16
December 25                       April 22                        August 10
January 1                         April 27                        September 24
April 2                           May 3

SOUTH KOREA
December 25                       January 1                       May 5
December 31                       May 3                           October 1

SPAIN
December 24                       January 1                       May 3
December 25                       April 2
December 31                       April 5

SWEDEN
December 24                       April 2                         June 18
December 25                       April 5                         January 6
December 31                       May 1
January 1                         May 13

SWITZERLAND
December 25                       April 5                         May 24
January 1                         May 13                          June 1
April 2

TAIWAN
January 1                         February 28                     June 16
February 15                       April 5                         October 8
February 16                       May 3

THAILAND
December 7                        April 13                        July 1
December 10                       April 14                        July 26
December 31                       April 15                        August 12
January 1                         May 3                           October 23
March 21                          May 5
April 6                           May 28

UNITED KINGDOM
December 25                       April 2                         May 25
December 28                       April 5                         August 31
January 1                         May 3

UNITED STATES
November 26                       January 18                      May 31
December 25                       February 15                     July 5
January 1                         April 2                         September 6

                               FEDERAL TAX MATTERS

        This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

        This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

        As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

        The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

        To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

        As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

        If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

        Dividends paid out of the Fund's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from regulated investment companies such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Dividends received by the Fund from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

        These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

        A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction.

        Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the value of a Share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

        Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

SALE OR EXCHANGE OF FUND SHARES

        Upon the sale or other disposition of Shares of the Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

        Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

        If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption

Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

NATURE OF FUND INVESTMENTS

        Certain of the Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

        The Fund's transactions in Futures Contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes.

INVESTMENTS IN CERTAIN FOREIGN CORPORATIONS

        If the Fund holds an equity interest in any PFICs, which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its Unitholders. The Fund will not be able to pass through to its Unitholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

BACKUP WITHHOLDING

        The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

        U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

        Income Not Effectively Connected. If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

        Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

        Dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities and that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2010.

        Income Effectively Connected. If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

OTHER TAXATION

        Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.


                              DETERMINATION OF NAV

        The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

        The per share NAV of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Under normal circumstances, daily calculation of the NAV will utilize the last closing price of each security held by the Fund at the close of the market on which such security is principally listed. In determining NAV, portfolio securities for the Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

               (1) Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ(R) and the London Stock Exchange ("AIM") will be valued at the last sale price on the business day as of which such value is being determined. Securities listed on

        NASDAQ(R) or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ(R) and AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

               (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

               (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. Over-the-counter options and Futures Contracts will be valued at their closing bid prices.

               (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

        In addition, the following types of securities will be valued as follows:

               (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities.

               (2) Fixed income securities maturing within 60 days are valued by the fund accounting agent on an amortized cost basis.

               (3) Repurchase agreements will be valued as follows. Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

        The value of any portfolio security held by the Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

        Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

        Valuing the Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund's net asset value and the prices used by the Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Index.

        Because foreign markets may be open on different days than the days during which a shareholder may purchase the Shares of the Fund, the value of the Fund's investments may change on the days when shareholders are not able to purchase the Shares of the Fund.

        The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates in effect at the time of valuation. Any use of a different rate from the rates used by the Index may adversely affect the Fund's ability to track the Index.

        The Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.


                           DIVIDENDS AND DISTRIBUTIONS

        The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

        General Policies. Dividends from net investment income, if any, are declared and paid semi-annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

        Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

        Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.


                            MISCELLANEOUS INFORMATION

        Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

        Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois 60606, serves as the Fund's independent registered public accounting firm. The firm audits the Fund's financial statements and performs other related audit services.

                       First Trust Exchange-Traded Fund II
                           PART C - OTHER INFORMATION

ITEM 28.     EXHIBITS

EXHIBIT NO.  DESCRIPTION

       (a) Declaration of Trust of the Registrant. (1)

       (b) By-Laws of the Registrant. (1)

       (c) (1) Amended and Restated Establishment and Designation of Series dated June 11, 2007. (2)

           (2) Amended and Restated Establishment and Designation of Series dated July 18, 2007. (5)

           (3) Amended and Restated Establishment and Designation of Series dated May 22, 2008. (8)

           (4) Amended and Restated Establishment and Designation of Series dated September 15, 2008. (10)

           (5) Amended and Restated Establishment and Designation of Series dated January 28, 2009. (11)

           (6) Amended and Restated Establishment and Designation of Series dated August 24, 2009. (13)

       (d) (1) Investment Management Agreement. (4)

           (2) Expense Reimbursement, Fee Waiver and Recovery Agreement. (4)

           (3) Amended Exhibit A of the Investment Management Agreement. (8)

           (4) Amended Exhibit A of the Expense Reimbursement, Fee Waiver and Recovery Agreement. (8)

           (5) Amended Exhibit A of the Investment Management Agreement. (10)

           (6) Amended Exhibit A of the Expense Reimbursement, Fee Waiver and Recovery Agreement. (10)

           (7) Letter Agreement regarding the Expense Reimbursement, Fee Waiver and Recovery Agreement dated January 28, 2009. (11)

           (8) Amended Exhibit A of the Investment Management Agreement. (13)

           (9) Amended Exhibit A of the Expense Reimbursement, Fee Waiver and Recovery Agreement. (13)

          (10) Letter Agreement regarding the Expense Reimbursement, Fee Waiver and Recovery Agreement dated November 5, 2009. (13)

       (e) (1) Distribution Agreement. (4)

           (2) Amended Exhibit A of the Distribution Agreement. (8)

           (3) Amended Exhibit A of the Distribution Agreement. (10)

           (4) Amended Exhibit A of the Distribution Agreement. (13)

       (f)  Not Applicable.

       (g) (1) Custody Agreement between the Registrant and The Bank of New York. (4)

           (2) Amended Schedule II of the Custody Agreement. (8)

           (3) Amended Schedule II of the Custody Agreement. (10)

           (4) Amended Schedule II of the Custody Agreement. (13)

       (h) (1) Transfer Agency Agreement between the Registrant and The Bank of New York. (4)

           (2) Administration and Accounting Agreement between the Registrant and The Bank of New York. (4)

           (3) Form of Subscription Agreement. (4)

           (4) Form of Participant Agreement. (4)

           (5) Sublicense Agreement by and among First Trust DJ STOXX(R) Select Dividend 30 Index Fund, STOXX Limited, and First Trust Advisors L.P. (4)

           (6) Sublicense Agreement by and among First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, FTSE International Limited, and First Trust Advisors L.P. (4)

           (7) Sublicense Agreement by and among the First Trust Exchange-Traded Fund II, on behalf of its series First Trust Dow Jones Global Select Dividend Index Fund, Dow Jones & Company, Inc., and First Trust Advisors L.P. (5)

           (8) IPV Calculation Agreement by and between First Trust Advisors L.P. and Telekurs (USA) Inc. (4)

           (9) Sub-IPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust DJ STOXX(R) Select Dividend 30 Index Fund, and First Trust Advisors L.P. (5)

          (10) Sub-IPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, and First Trust Advisors L.P. (5)

          (11) Sub-IPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of Dow Jones Global Select Dividend Index Fund, and First Trust Advisors L.P. (5)

          (12) Sublicense Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust ISE Global Wind Energy Index Fund, International Securities Exchange, LLC, and First Trust Advisors L.P. (8)

          (13) Amended Exhibit A of the Transfer Agency Agreement. (8)

          (14) Amended Exhibit A of the Administration and Accounting Agreement. (8)

          (15) Sub-IOPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust ISE Global Wind Energy Index Fund, and First Trust Advisors L.P. (9)

          (16) Form of Sub-IOPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust ISE Global Engineering and Construction Index Fund, and First Trust Advisors L.P. (10)

          (17) Sublicense Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust ISE Global Engineering and Construction Index Fund, International Securities Exchange, LLC, and First Trust Advisors L.P. (10)

          (18) Amended Exhibit A of the Transfer Agency Agreement. (10)

          (19) Amended Exhibit A of the Administration and Accounting Agreement. (10)

          (20) Amended Exhibit A of the Transfer Agency Agreement. (13)

          (21) Amended Exhibit A of the Administration and Accounting Agreement. (13)

          (22) Sublicense Agreement by and between First Trust Exchange-Traded Fund II and First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund. (13)

       (i) (1) Opinion and Consent of Chapman and Cutler LLP dated August 30, 2007. (4)

           (2) Opinion and Consent of Bingham McCutchen LLP dated August 30, 2007. (4)

           (3) Opinion and Consent of Chapman and Cutler LLP dated November 20, 2007. (5)

           (4) Opinion and Consent of Bingham McCutchen LLP dated
               November 20, 2007. (5)

           (5) Opinion and Consent of Chapman and Cutler LLP dated January 28, 2008. (6)

           (6) Opinion and Consent of Chapman and Cutler LLP dated June 18, 2008. (8)

           (7) Opinion and Consent of Bingham McCutchen LLP dated June 18, 2008. (8)

           (8) Opinion and Consent of Chapman and Cutler LLP dated October 9, 2008. (10)

           (9) Opinion and Consent of Bingham McCutchen LLP dated October 9, 2008. (10)

          (10) Opinion and Consent of Chapman and Cutler LLP dated January 28, 2009. (11)

          (11) Opinion and Consent of Chapman and Cutler LLP. (13)

          (12) Opinion and Consent of Bingham McCutchen LLP. (13)

       (j) Not Applicable.

       (k) Not Applicable.

       (l) Not Applicable.

       (m) (1) 12b-1 Service Plan. (4)

           (2) Letter Agreement regarding 12b-1 fees dated as of May 1, 2007. (4)

           (3) Letter Agreement regarding 12b-1 fees dated as of November 13, 2007. (5)

           (4) Amended Exhibit A of the 12b-1 Service Plan. (8)

           (5) Amended Exhibit A of the Letter Agreement regarding 12b-1 fees dated as of November 13, 2007. (8)

           (6) Amended Exhibit A of the 12b-1 Service Plan. (10)

           (7) Letter Agreement regarding 12b-1 fees dated June 18, 2008. (10)

           (8) Letter Agreement regarding 12b-1 fees dated January 28,
               2009. (11)

           (9) Amended Exhibit A of the 12b-1 Service Plan. (13)

          (10) Letter Agreement regarding 12b-1 fees dated November 5,
               2009. (13)

       (n) Not Applicable.

       (o) Not Applicable.

       (p) (1) First Trust Advisors L.P. Investment Adviser Code of Ethics, amended on May 31, 2006. (2)

           (2) First Trust Portfolios L.P. Code of Ethics, amended on May 31, 2006. (2)

           (3) First Trust Funds Code of Ethics, amended on May 31, 2006. (2)

           (4) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on January 1, 2009. (12)

           (5) First Trust Funds Code of Ethics, amended on January 1,
               2009. (12)

       (q) (1) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec and Keith authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess, Kristi A. Maher and Mark R. Bradley to execute the Registration Statement. (7)

           (2) Power of Attorney for Mr. Nielson authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess, Kristi A. Maher and Mark R. Bradley to execute the Registration Statement. (8)

           (3) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing James A. Bowen, W. Scott Jardine, Eric
               F. Fess and Kristi A. Maher to execute the Registration Statement. (9)

           (4) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing James A. Bowen, W. Scott Jardine, Eric
               F. Fess and Kristi A. Maher to execute the Registration Statement. (12)

------------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 21, 2007

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 23, 2007

(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 24, 2007

(4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 30, 2007

(5) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on November 20, 2007

(6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 28, 2008

(7) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on May 23, 2008

(8) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 18, 2008

(9) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on September 19, 2008

(10) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on October 9, 2008

(11) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 28, 2009

(12) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 25, 2009

(13)    Filed herewith


ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

        Not Applicable.


ITEM 30. INDEMNIFICATION

        Section 9.5 of the Registrant's Declaration of Trust provides as follows:

        Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

        No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

        The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

        Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

        To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

        As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

        First Trust Advisors L.P. ("First Trust") serves as investment adviser to the Registrant, serves as adviser or subadviser to 26 mutual funds, 39 exchange-traded funds and 14 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 120 East Liberty Drive, Wheaton, Illinois 60187.

        The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 120 East Liberty Drive, Wheaton, Illinois 60187.

        Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST                EMPLOYMENT DURING PAST TWO YEARS
James A. Bowen, Managing Director/President       Managing Director/President, FTP; Chairman of
                                                  the Board of Directors, BondWave LLC and
                                                  Stonebridge Advisors LLC

                                      -9-




NAME AND POSITION WITH FIRST TRUST                EMPLOYMENT DURING PAST TWO YEARS

Ronald D. McAlister, Managing Director            Managing Director, FTP

Mark R. Bradley, Chief Financial Officer and      Chief Financial Officer and Managing Director,
Managing Director                                 FTP; Chief Financial Officer, BondWave LLC and
                                                  Stonebridge Advisors LLC

Robert F. Carey, Chief Investment Officer and     Senior Vice President, FTP
Senior Vice President

W. Scott Jardine, General Counsel                 General Counsel, FTP;
                                                  Secretary of BondWave LLC and
                                                  Stonebridge Advisors LLC

Kristi A. Maher, Deputy General Counsel           Deputy General Counsel, FTP

Erin Chapman, Assistant General Counsel           Assistant General Counsel, FTP

Michelle Quintos, Assistant General Counsel       Assistant General Counsel, FTP

John Vasko, Assistant General Counsel             Assistant General Counsel, FTP

Pamela Wirt, Assistant General Counsel            Assistant General Counsel, FTP

R. Scott Hall, Managing Director                  Managing Director, FTP

Andrew S. Roggensack, Managing Director           Managing Director, FTP

Kathleen Brown, Senior Vice President and Chief   CCO, FTP since February 2008; CCO, William
Compliance Officer                                Blair & Company

Elizabeth H. Bull, Senior Vice President          Senior Vice President, FTP

Christopher L. Dixon, Senior Vice President       Senior Vice President, FTP

Jane Doyle, Senior Vice President                 Senior Vice President, FTP

James M. Dykas, Senior Vice President             Senior Vice President, FTP

Jon C. Erickson, Senior Vice President            Senior Vice President, FTP

Ken Fincher, Senior Vice President                Senior Vice President, FTP

Kenneth N. Hass, Senior Vice President            Senior Vice President, FTP

Jason T. Henry, Senior Vice President             Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President        Senior Vice President, FTP

                                      -10-




NAME AND POSITION WITH FIRST TRUST                EMPLOYMENT DURING PAST TWO YEARS

David G. McGarel, Senior Vice President           Senior Vice President, FTP

Mitchell Mohr, Senior Vice President              Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President       Senior Vice President, FTP

Alan M. Rooney, Senior Vice President             Senior Vice President, FTP

Roger F. Testin, Senior Vice President            Senior Vice President, FTP

Kyle Baker, Vice President                        Vice President, FTP

Christina Knierim, Vice President                 Vice President, FTP

Todd Larson, Vice President                       Vice President, FTP

Ronda L. Saeli, Vice President                    Vice President, FTP

Stan Ueland, Vice President                       Vice President, FTP

Katherine Urevig, Vice President                  Vice President, FTP

Brad Bradley, Assistant Vice President            Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President        Assistant Vice President, FTP

Chris Fallow, Assistant Vice President            Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President      Assistant Vice President, FTP

Coleen D. Lynch, Assistant Vice President         Assistant Vice President, FTP since January
                                                  2008; Vice President, Van Kampen Asset
                                                  Management and Morgan Stanley Investment
                                                  Management

Lynae Peays, Assistant Vice President             Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President          Assistant Vice President, FTP

John H. Sherren, Assistant Vice President         Assistant Vice President, FTP

Michael S. Stange, Assistant Vice President       Assistant Vice President, FTP

Brian Wesbury, Chief Economist                    Chief Economist, FTP

Rob Stein, Senior Economist                       Senior Economist, FTP

ITEM 32.     PRINCIPAL UNDERWRITER

       (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded AlphaDEX(R) Fund and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

       (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                  POSITIONS AND OFFICES          POSITIONS AND
BUSINESS ADDRESS*                   WITH UNDERWRITER               OFFICES WITH FUND
The Charger Corporation             General Partner                None

Grace Partners of DuPage L.P.       Limited Partner                None

James A. Bowen                      Managing Director/President    President, Chairman of the
                                                                   Board, Trustee, Chief
                                                                   Executive Officer

Mark R. Bradley                     Chief Financial Officer;       Treasurer, Chief Financial
                                    Managing Director              Officer and Chief Accounting
                                                                   Officer

Frank L. Fichera                    Managing Director              None

Russell J. Graham                   Managing Director              None

R. Scott Hall                       Managing Director              None

Ronald D. McAlister                 Managing Director              None

Richard A. Olson                    Managing Director              None

Andrew S. Roggensack                Managing Director              None

W. Scott Jardine                    General Counsel                Chief Compliance Officer and
                                                                   Secretary

Kristi A. Maher                     Deputy General Counsel         Assistant Secretary

Erin Chapman                        Assistant General Counsel      Assistant Secretary

Michelle Quintos                    Assistant General Counsel      None

John Vasko                          Assistant General Counsel      None

Pamela Wirt                         Assistant General Counsel      None

                                      -12-




NAME AND PRINCIPAL                  POSITIONS AND OFFICES          POSITIONS AND
BUSINESS ADDRESS*                   WITH UNDERWRITER               OFFICES WITH FUND

Dan Affeto                          Senior Vice President          None

Bob Bartel                          Senior Vice President          None

Elizabeth H. Bull                   Senior Vice President          None

Robert F. Carey                     Senior Vice President          None

Patricia L. Costello                Senior Vice President          None

Christopher L. Dixon                Senior Vice President          None

Jane Doyle                          Senior Vice President          None

James M. Dykas                      Senior Vice President          Assistant Treasurer

Jon C. Erickson                     Senior Vice President          None

Ken Fincher                         Senior Vice President          None

Wendy Flaherty                      Senior Vice President          None

Kenneth N. Hass                     Senior Vice President          None

Jason T. Henry                      Senior Vice President          None

Rich Jaeger                         Senior Vice President          None

Christian D. Jeppesen               Senior Vice President          None

Christopher A. Lagioia              Senior Vice President          None

Daniel J. Lindquist                 Senior Vice President          Vice President

David G. McGarel                    Senior Vice President          None

Mark R. McHenney                    Senior Vice President          None

Mitchell Mohr                       Senior Vice President          None

Paul E. Nelson                      Senior Vice President          None

Steve R. Nelson                     Senior Vice President          None

Robert M. Porcellino                Senior Vice President          None

Steven R. Ritter                    Senior Vice President          None

Alan Rooney                         Senior Vice President          None

                                      -13-




NAME AND PRINCIPAL                  POSITIONS AND OFFICES          POSITIONS AND
BUSINESS ADDRESS*                   WITH UNDERWRITER               OFFICES WITH FUND

Francine Russell                    Senior Vice President          None

Brad A. Shaffer                     Senior Vice President          None

Brian Sheehan                       Senior Vice President          None

Andrew C. Subramanian               Senior Vice President          None

Mark P. Sullivan                    Senior Vice President          None

Roger F. Testin                     Senior Vice President          Vice President

Gregory E. Wearsch                  Senior Vice President          None

Patrick Woelfel                     Senior Vice President          None

Kathleen Brown                      Senior Vice President; Chief   None
                                    Compliance Officer

Jonathan Ackerhalt                  Vice President                 None

Dan Affetto                         Vice President                 None

Lance Allen                         Vice President                 None

Jeff Ambrose                        Vice President                 None

Kyle Baker                          Vice President                 None

Carlos Barbosa                      Vice President                 None

Andrew Barnum                       Vice President                 None

Michael Bean                        Vice President                 None

Rob Biddinger                       Vice President                 None

Dan Blong                           Vice President                 None

Bill Braasch                        Vice President                 None

Cory Bringle                        Vice President                 None

Mike Britt                          Vice President                 None

Alex Brozyna                        Vice President                 None

Nathan S. Cassel                    Vice President                 None

                                      -14-




NAME AND PRINCIPAL                  POSITIONS AND OFFICES          POSITIONS AND
BUSINESS ADDRESS*                   WITH UNDERWRITER               OFFICES WITH FUND

Joshua Crosley                      Vice President                 None

Michael Dawson                      Vice President                 None

Michael Darr                        Vice President                 None

Albert K. Davis                     Vice President                 None

Daren J. Davis                      Vice President                 None

Michael DeBella                     Vice President                 None

Sean Degnan                         Vice President                 None

Robert T. Doak                      Vice President                 None

Joel D. Donley                      Vice President                 None

Brett Egner                         Vice President                 None

Stacy Eppen                         Vice President                 None

Ben Ferwerdo                        Vice President                 None

Edward Foley                        Vice President                 None

Don Fuller                          Vice President                 None

John Gillis                         Vice President                 None

Joann Godbout                       Vice President                 None

Matt D. Graham                      Vice President                 None

William M. Hannold                  Vice President                 None

Mary Jane Hansen                    Vice President                 None

Gaby Harman                         Vice President                 None

Vance Hicks                         Vice President                 None

Nate Ibarra                         Vice President                 None

Ryan Issakainen                     Vice President                 None

Rich Jacquemart                     Vice President                 None

Rick Johnson                        Vice President                 None

                                      -15-




NAME AND PRINCIPAL                  POSITIONS AND OFFICES          POSITIONS AND
BUSINESS ADDRESS*                   WITH UNDERWRITER               OFFICES WITH FUND

Greg Keefer                         Vice President                 None

Tom Knickerbocker                   Vice President                 None

Christina Knierim                   Vice President                 None

Thomas E. Kotcher                   Vice President                 None

Todd Larson                         Vice President                 None

Daniel Lavin                        Vice President                 None

Michael P. Leyden                   Vice President                 None

Keith L. Litavsky                   Vice President                 None

Eric Maisel                         Vice President                 None

Grant Markgraf                      Vice President                 None

Bob Markovich                       Vice President                 None

Stephanie L. Martin                 Vice President                 None

Marty McFadden                      Vice President                 None

Nate Memmott                        Vice President                 None

Sean Moriarty                       Vice President                 None

Tom Myhre                           Vice President                 None

John O'Sullivan                     Vice President                 None

David Pagano                        Vice President                 None

Scott Patton                        Vice President                 None

Brian K. Penney                     Vice President                 None

Blair R. Peterson                   Vice President                 None

Jason Peterson                      Vice President                 None

Craig Pierce                        Vice President                 None

Marisa Prestigiacomo                Vice President                 None

Craig Prichard                      Vice President                 None

                                      -16-




NAME AND PRINCIPAL                  POSITIONS AND OFFICES          POSITIONS AND
BUSINESS ADDRESS*                   WITH UNDERWRITER               OFFICES WITH FUND

David A. Rieger                     Vice President                 None

James Rowlette                      Vice President                 None

Ronda L. Saeli                      Vice President                 None

Rikka Salrin                        Vice President                 None

Jeffrey M. Samuel                   Vice President                 None

Peter H. Sandford                   Vice President                 None

Debra K. Scherbring                 Vice President                 None

Timothy Schival                     Vice President                 None

Nim Short                           Vice President                 None

Edward J. Sistowicz                 Vice President                 None

Cal Smith                           Vice President                 None

Eric Stoiber                        Vice President                 None

Terry Swagerty                      Vice President                 None

Brian Taylor                        Vice President                 None

Kerry Tazakine                      Vice President                 None

Timothy Trudo                       Vice President                 None

Stanley Ueland                      Vice President                 Assistant Vice President

Bryan Ulmer                         Vice President                 None

Katherine Urevig                    Vice President                 None

Barbara E. Vinson                   Vice President                 None

Dan Waldron                         Vice President                 None

Jeff Westergaard                    Vice President                 None

Lewin M. Williams                   Vice President                 None

Jeffrey S. Barnum                   Assistant Vice President       None

Toby A. Bohl                        Assistant Vice President       None

                                      -17-




NAME AND PRINCIPAL                  POSITIONS AND OFFICES          POSITIONS AND
BUSINESS ADDRESS*                   WITH UNDERWRITER               OFFICES WITH FUND

Brad Bradley                        Assistant Vice President       None

Steve Claiborne                     Assistant Vice President       None

Katie D. Collins                    Assistant Vice President       None

Ann Marie Giudice                   Assistant Vice President       None

Debbie Del Giudice                  Assistant Vice President       None

Chris Fallow                        Assistant Vice President       None

Ken Harrison                        Assistant Vice President       None

Anita K. Henderson                  Assistant Vice President       None

James V. Huber                      Assistant Vice President       None

Kristen Johanneson                  Assistant Vice President       None

Daniel C. Keller                    Assistant Vice President       None

Coleen D. Lynch                     Assistant Vice President       Assistant Vice President

Robert J. Madeja                    Assistant Vice President       None

David M. McCammond-Watts            Assistant Vice President       None

Michelle Parker                     Assistant Vice President       None

Lynae Peays                         Assistant Vice President       None

Steve Schwarting                    Assistant Vice President       None

Omar Sepulveda                      Assistant Vice President       None

John H. Sherren                     Assistant Vice President       None

Michael S. Stange                   Assistant Vice President       None

Lee Sussman                         Assistant Vice President       None

Christopher J. Thill                Assistant Vice President       None

Dave Tweeten                        Assistant Vice President       None

Thomas G. Wisnowski                 Assistant Vice President       None

* All addresses are
120 East Liberty Drive,
Wheaton Illinois 60187
unless otherwise noted.

       (c) Not Applicable.


ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

        First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

        The Bank of New York Mellon Corporation ("BNYM"), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

        BNYM also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.


ITEM 34. MANAGEMENT SERVICES

        Not Applicable.


ITEM 35. UNDERTAKINGS

        Not Applicable.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Wheaton, in the State of Illinois, on the 16th day of November, 2009.

                              FIRST TRUST EXCHANGE-TRADED FUND II



                             By:        /s/ James A. Bowen
                                     ------------------------------------------
                                       James A. Bowen, President


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


SIGNATURE                         TITLE                           DATE
                                  Treasurer, Controller and       November 16, 2009
   /s/ Mark R. Bradley            Chief Financial and
--------------------------------- Accounting Officer
   Mark R. Bradley

  /s/ James A. Bowen              President, Chief Executive      November 16, 2009
--------------------------------- Officer, Chairman and Trustee
   James A. Bowen
                                                 )
*/s/ Richard E. Erickson                         )
--------------------------------- Trustee        )
   Richard E. Erickson                           )
                                                 )
                                                 )
*/s/ Thomas R. Kadlec                            )           BY: /s/ James A. Bowen
--------------------------------- Trustee        )               ---------------------
   Thomas R. Kadlec                              )
                                                 )             James A. Bowen
*/s/ Robert F. Keith                             )             Attorney-In-Fact
--------------------------------- Trustee        )
   Robert F. Keith                               )             November 16, 2009
                                                 )
*/s/ Niel B. Nielson                             )
--------------------------------- Trustee        )
   Niel B. Nielson


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, are incorporated by reference herein.

                                INDEX TO EXHIBITS

(c)(6)  Amended and Restated Establishment and Designation of Series.

(d)(8)  Amended Exhibit A of the Investment Management Agreement.

(d)(9) Amended Exhibit A of the Expense Reimbursement, Fee Waiver and Recovery Agreement.

(d)(10) Letter Agreement regarding the Expense Reimbursement, Fee Waiver and Recovery Agreement.

(e)(4)  Amended Exhibit A of the Distribution Agreement.

(g)(4)  Amended Schedule II of the Custody Agreement.

(h)(20) Amended Exhibit A of the Transfer Agency Agreement.

(h)(21) Amended Exhibit A of the Administration and Accounting Agreement.

(h)(22) Sublicense Agreement.

(i)(11) Opinion and Consent of Chapman and Cutler LLP.

(i)(12) Opinion and Consent of Bingham McCutchen LLP.

(m)(9)  Amended Exhibit A of the 12b-1 Service Plan.

(m)(10) Letter Agreement regarding 12b-1 fees.